Qualitative and quantitative information on financial risks - Summary of Sensitivity on Floating Rate Borrowings (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 373,567	€ 402,622
Interest rate risk
Disclosure of detailed information about borrowings [line items]
Borrowings	241,822	148,103
Interest expense	8,690	6,949
Impact on decrease in profit before tax of sensitivity on floating rate borrowings	7,288	5,774
Impact on increase in profit before tax of sensitivity on floating rate borrowings	10,092	8,124
Interest rate risk | Borrowings Interest Rate of 4.854%
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 50,000
Total interest rate	3.854%
Interest expense	€ 1,927
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage	3.263%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings	€ 1,632
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage	4.445%
Impact on increase in profit before tax of sensitivity on floating rate borrowings	€ 2,223
Interest rate risk | Borrowings Interest Rate of 3.822%
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 1,452
Total interest rate	3.822%
Interest expense	€ 55
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage	3.245%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings	€ 47
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage	4.399%
Impact on increase in profit before tax of sensitivity on floating rate borrowings	€ 64
Interest rate risk | Borrowings Interest Rate of 3.732%
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 20,000
Total interest rate	3.732%
Interest expense	€ 746
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage	3.15%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings	€ 630
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage	4.314%
Impact on increase in profit before tax of sensitivity on floating rate borrowings	€ 863
Interest rate risk | Borrowings Interest Rate of 3.460%
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 20,000
Total interest rate	3.46%
Interest expense	€ 692
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage	2.922%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings	€ 584
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage	3.998%
Impact on increase in profit before tax of sensitivity on floating rate borrowings	€ 800
Interest rate risk | Borrowings Interest Rate of 3.612%
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 40,000
Total interest rate	3.612%
Interest expense	€ 1,445
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage	3.085%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings	€ 1,234
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage	4.139%
Impact on increase in profit before tax of sensitivity on floating rate borrowings	€ 1,656
Interest rate risk | Borrowings Interest Rate of 4.271%
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 10,000
Total interest rate	4.271%
Interest expense	€ 427
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage	3.606%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings	€ 361
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage	4.936%
Impact on increase in profit before tax of sensitivity on floating rate borrowings	€ 494
Interest rate risk | Borrowings Interest Rate of 4.222%
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 10,000
Total interest rate	4.222%
Interest expense	€ 422
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage	3.548%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings	€ 355
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage	4.896%
Impact on increase in profit before tax of sensitivity on floating rate borrowings	€ 490
Interest rate risk | Borrowings Interest Rate of 4.433%
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 370
Total interest rate	4.433%
Interest expense	€ 16
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage	3.891%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings	€ 14
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage	4.975%
Impact on increase in profit before tax of sensitivity on floating rate borrowings	€ 18
Interest rate risk | Borrowings Interest Rate of 2.840%-1
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 15,000
Total interest rate	2.84%
Interest expense	€ 426
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage	2.272%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings	€ 341
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage	3.408%
Impact on increase in profit before tax of sensitivity on floating rate borrowings	€ 511
Interest rate risk | Borrowings Interest Rate of 2.840%-2
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 35,000
Total interest rate	2.84%
Interest expense	€ 994
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage	2.272%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings	€ 795
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage	3.408%
Impact on increase in profit before tax of sensitivity on floating rate borrowings	€ 1,193
Interest rate risk | Borrowings Interest Rate of 3.846%
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 40,000
Total interest rate	3.846%
Interest expense	€ 1,538
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage	3.237%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings	€ 1,295
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage	4.455%
Impact on increase in profit before tax of sensitivity on floating rate borrowings	€ 1,782
Interest rate risk | Borrowings Interest Rate of 4.690%
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 4,829
Total interest rate		4.69%
Interest expense		€ 226
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage		3.91%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings		€ 189
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage		5.47%
Impact on increase in profit before tax of sensitivity on floating rate borrowings		€ 264
Interest rate risk | Borrowings Interest Rate of 4.560%
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 20,000
Total interest rate		4.56%
Interest expense		€ 912
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage		3.77%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings		€ 754
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage		5.36%
Impact on increase in profit before tax of sensitivity on floating rate borrowings		€ 1,071
Interest rate risk | Borrowings Interest Rate of 4.770%
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 20,000
Total interest rate		4.77%
Interest expense		€ 954
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage		3.97%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings		€ 794
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage		5.57%
Impact on increase in profit before tax of sensitivity on floating rate borrowings		€ 1,114
Interest rate risk | Borrowings Interest Rate of 4.900%
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 40,000
Total interest rate		4.90%
Interest expense		€ 1,960
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage		4.11%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings		€ 1,645
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage		5.68%
Impact on increase in profit before tax of sensitivity on floating rate borrowings		€ 2,274
Interest rate risk | Borrowings Interest Rate of 4.850%
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 40,000
Total interest rate		4.85%
Interest expense		€ 1,940
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage		4.04%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings		€ 1,616
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage		5.66%
Impact on increase in profit before tax of sensitivity on floating rate borrowings		€ 2,264
Interest rate risk | Borrowings Interest Rate of 3.910%
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 19,500
Total interest rate		3.91%
Interest expense		€ 761
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage		3.13%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings		€ 611
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage		4.68%
Impact on increase in profit before tax of sensitivity on floating rate borrowings		€ 912
Interest rate risk | Borrowings Interest Rate of 4.800%
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 384
Total interest rate		4.80%
Interest expense		€ 18
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage		4.00%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings		€ 15
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage		5.60%
Impact on increase in profit before tax of sensitivity on floating rate borrowings		€ 22
Interest rate risk | Borrowings Interest Rate of 5.480%-1
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 608
Total interest rate		5.48%
Interest expense		€ 33
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage		4.68%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings		€ 28
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage		6.28%
Impact on increase in profit before tax of sensitivity on floating rate borrowings		€ 38
Interest rate risk | Borrowings Interest Rate of 5.480%-2
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 1,217
Total interest rate		5.48%
Interest expense		€ 67
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage		4.68%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings		€ 57
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage		6.28%
Impact on increase in profit before tax of sensitivity on floating rate borrowings		€ 76
Interest rate risk | Borrowings Interest Rate of 4.450%
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 1,000
Total interest rate		4.45%
Interest expense		€ 45
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage		3.65%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings		€ 37
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage		5.25%
Impact on increase in profit before tax of sensitivity on floating rate borrowings		€ 53
Interest rate risk | Borrowings Interest Rate of 5.700%
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 565
Total interest rate		5.70%
Interest expense		€ 32
Impact on decrease in profit before tax of sensitivity on floating rate borrowings, percentage		4.89%
Impact on decrease in profit before tax of sensitivity on floating rate borrowings		€ 28
Impact on increase in profit before tax of sensitivity on floating rate borrowings, percentage		6.51%
Impact on increase in profit before tax of sensitivity on floating rate borrowings		€ 37